Financial risk management and impairment of financial assets (Tables)	12 Months Ended
Dec. 31, 2023
Financial risk management and impairment of financial assets
Maturity analysis

		Between 2 and 5	After more than
	Within 1 year	years	5 years	Total
2023	£ 000	£ 000	£ 000	£ 000
Trade and other payables	16,867	3,922	—	20,789
Lease liabilities	643	1,387	590	2,620
Convertible senior secured notes	—	187,061	—	187,061
	17,510	192,370	590	210,470
2022
Trade and other payables	16,031	4,153	—	20,184
Lease liabilities	516	1,871	774	3,161
Convertible senior secured notes	—	181,364	—	181,364
	16,547	187,388	774	204,709